Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

(a) Basis of Presentation

The accompanying consolidated financial statements are prepared in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”).

On March 25, 2019, the Company’s common shares began trading on a reverse-split-adjusted basis, following approval received from the Company’s shareholders at a Special Meeting held on March 20, 2019 and subsequently approval from the Company’s Board of Directors to reverse split the Company’s common shares at a ratio of one-for-eight. The Class A common shares per share amounts disclosed in the consolidated financial statements and notes give effect to the reverse stock split retroactively, for all years presented.

During the year ended December 31, 2022, the Company has made reclassifications to the prior year statement of cash flows to correct and reclassify debt premiums paid from operating outflows to financing outflows which resulted in a decrease in operating outflows and increase in financial outflows of $3,230 for the year ended December 31, 2021. The Company evaluated the reclassifications from both a quantitative and qualitative perspective and determined the impacts were not material to any previously issued annual financial statements.

 2. Summary of Significant Accounting Policies (continued)

(a) Basis of Presentation (continued)

Adoption of new accounting standards

In March 2020, the FASB issued ASU 2020-4, “Reference Rate Reform (Topic 848)” (“ASU 2020-4”), which provides optional guidance intended to ease the potential burden in accounting for the expected discontinuation of LIBOR as a reference rate in the financial markets. The guidance can be applied to modifications made to certain contracts to replace LIBOR with a new reference rate. The guidance, if elected, will permit entities to treat such modifications as the continuation of the original contract, without any required accounting reassessments or remeasurements. The ASU 2020-4 was effective for the Company beginning on March 12, 2020 and the Company applied the amendments prospectively through December 31, 2022. Because the current relief in Topic 848 may not cover a period of time during which a significant number of modifications may take place, in December 2022 the FASB issued ASU 2022-06, “Reference Rate Reform (Topic 848)”. The amendments of this update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Currently, the Company has various other contracts that reference LIBOR. The Company has modified one contract to replace LIBOR with SOFR and elected to apply the modification accounting. There was no impact to the Company’s audited consolidated financial statements for the year ended December 31, 2022 as a result of adopting this standard.

COVID-19 Pandemic

On March 11, 2020, the World Health Organization declared the novel coronavirus (“COVID-19”) outbreak a pandemic. Since the beginning of calendar year 2020, the outbreak of COVID-19 pandemic has resulted in the implementation of numerous actions taken by governments and governmental agencies in an attempt to mitigate the spread of the virus, including, among others, business closures, quarantines, travel restrictions, and physical distancing requirements. These actions have caused substantial disruptions in the global economy and the shipping industry, as well as significant volatility in the financial markets, the severity and duration of which remains uncertain.

Although the incidence and severity of COVID-19 and its variants have diminished over time, periodic spikes in incidence occur. Many nations worldwide have significantly eased or eliminated restrictions that were enacted at the outset of the outbreak of COVID-19. The World Health Organization officials had expressed hope that COVID-19 might be entering an endemic phase by early 2023, but the continued uncertainties associated with the COVID-19 pandemic worldwide may cause an adverse impact on the global economy and the rate environment for the Company’s vessels may deteriorate and its operations and cash flows may be negatively impacted.

While the Company cannot predict the long-term economic impact of the COVID-19 pandemic, it will continue to actively monitor the situation and may take further actions to alter the Company’s business operations that it determines are in the best interests of its employees, customers, partners, suppliers, and stakeholders, or as required by authorities in the jurisdictions where the Company operates. As a result, many of the Company’s estimates and assumptions required increased judgement and carry a higher degree of variability and volatility. The ultimate effects that any such alterations or modifications may have on the Company’s business are not clear, including any potential negative effects on its business operations and financial results.

(b) Principles of Consolidation

The accompanying consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries; the Company has no other material interests. All significant intercompany balances and transactions have been eliminated in the Company’s consolidated financial statements.

(c) Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates under different assumptions and/or conditions.

2. Summary of Significant Accounting Policies (continued)

(d) Cash and cash equivalents

Cash and cash equivalents include cash in hand, deposits held at call with banks and other short-term highly liquid investments with original maturities of three months or less.

(e) Restricted cash

Restricted cash consists of retention accounts which are restricted in use and held in order to service debt and interest payments. In addition, restricted cash consists of pledged cash maintained with lenders and amounts built-up for future drydockings. Also includes restricted cash received in advance from charterers for future charter service.

(f) Insurance claims

Insurance claims consist of claims submitted and/or claims in the process of compilation or submission. They are recorded on an accrual basis and represent the claimable expenses, net of applicable deductibles, incurred through December 31 of each reported period, which are probable to be recovered from insurers. Any outstanding costs to complete the claims are included in accrued liabilities. The classification of insurance claims into current and non-current assets is based on management’s expectation as to the collection dates.

(g) Inventories

Inventories consist of bunkers, lubricants, stores and provisions. Inventories are stated at the lower of cost or net realizable value as determined using the first-in, first-out method.

(h) Accounts receivable, net

The Company carries its accounts receivable at cost less, if appropriate, an allowance for doubtful accounts, based on a periodic review of accounts receivable, taking into account past write-offs, collections and current credit conditions. The Company does not generally charge interest on past-due accounts. Allowances for doubtful accounts amount to $nil as of December 31, 2022 (2021: $nil).

(i) Vessels in operation

Vessels are generally recorded at their historical cost, which consists of the acquisition price and any material expenses incurred upon acquisition, adjusted for the fair value of intangible assets or liabilities associated with above or below market charters attached to the vessels at acquisition. See Intangible Assets and Liabilities at note 2(k) below. Vessels acquired in a corporate transaction accounted for as an asset acquisition are stated at the acquisition price, which consists of consideration paid, plus transaction costs, considering pro rata allocation based on vessels fair value at the acquisition date. Vessels acquired in a corporate transaction accounted for as a business combination are recorded at fair value. Vessels acquired as part of the Marathon Merger in 2008 were accounted for under ASC 805, which required that the vessels be recorded at fair value, less the negative goodwill arising as a result of the accounting for the merger.

Subsequent expenditures for major improvements and upgrades are capitalized, provided they appreciably extend the life, increase the earnings capacity or improve the efficiency or safety of the vessels.

Borrowing costs incurred during the construction of vessels or as part of the prefinancing of the acquisition of vessels are capitalized. There was no capitalized interest for the years ended December 31, 2022, 2021 and 2020.

Vessels are stated less accumulated depreciation and impairment, if applicable. Vessels are depreciated to their estimated residual value using the straight-line method over their estimated useful lives which are reviewed on an ongoing basis to ensure they reflect current technology, service potential and vessel structure. The useful lives are estimated to be 30 years from original delivery by the shipyard.

2. Summary of Significant Accounting Policies (continued)

(i) Vessels in operation (continued)

Management estimates the residual values of the Company’s container vessels based on a scrap value cost of steel times the weight of the vessel noted in lightweight tons (LWT). Residual values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons. Revision of residual values affect the depreciable amount of the vessels and affects depreciation expense in the period of the revision and future periods. Management estimated the residual values of its vessels based on scrap rate of $400 per LWT.

For any vessel group which is impaired, the impairment charge is recorded against the cost of the vessel and the accumulated depreciation as at the date of impairment is removed from the accounts.

The cost and related accumulated depreciation of assets retired or sold are removed from the accounts at the time of sale or retirement and any gain or loss is included in the Consolidated Statements of Income.

(j) Deferred charges, net

Drydocking costs are reported in the Consolidated Balance Sheets within "Deferred charges, net", and include planned major maintenance and overhaul activities for ongoing certification. The Company follows the deferral method of accounting for drydocking costs, whereby actual costs incurred are deferred and amortized on a straight-line basis over the period of five years until approximately the next scheduled drydocking. Any remaining unamortized balance from the previous drydocking is written-off.

The amortization period reflects the estimated useful economic life of the deferred charge, which is the period between each drydocking. Costs incurred during the drydocking relating to routine repairs and maintenance are expensed. The unamortized portion of drydocking costs for vessels sold is included as part of the carrying amount of the vessel in determining the gain or (loss) on sale of the vessel.

(k) Intangible assets and liabilities - charter agreements

The Company’s intangible assets and liabilities consist of unfavorable lease terms on charter agreements acquired in assets acquisitions. When intangible assets or liabilities associated with the acquisition of a vessel are identified, they are recorded at fair value. Fair value is determined by reference to market data and the discounted amount of expected future cash flows. Where charter rates are higher than market charter rates, an intangible asset is recorded, based on the difference between the acquired charter rate and the market charter rate for an equivalent vessel and equivalent duration of charter party at the date the vessel is delivered. Where charter rates are less than market charter rates, an intangible liability is recorded, based on the difference between the acquired charter rate and the market charter rate for an equivalent vessel. The determination of the fair value of acquired assets and liabilities requires the Company to make significant assumptions and estimates of many variables including market charter rates (including duration), the level of utilization of its vessels and its weighted average cost-of capital (“WACC”). The estimated market charter rate (including duration) is considered a significant assumption. The use of different assumptions could result in a material change in the fair value of these items, which could have a material impact on the Company’s financial position and results of operations. The amortizable value of favorable and unfavorable leases is amortized over the remaining life of the relevant lease term and the amortization expense or income respectively is included under the caption “Amortization of intangible liabilities-charter agreements” in the Consolidated Statements of Income. For any vessel group which is impaired, the impairment charge is recorded against the cost of the vessel and the accumulated depreciation as at the date of impairment is removed from the accounts.

2. Significant Accounting Policies (continued)

(l) Impairment of Long-lived assets

Tangible fixed assets, such as vessels, that are held and used or to be disposed of by the Company are reviewed for impairment when events or changes in circumstances indicate that their carrying amounts may not be recoverable. In these circumstances, the Company performs step one of the impairment test by comparing the undiscounted projected net operating cash flows for each vessel group to its carrying value. A vessel group comprises the vessel, the unamortized portion of deferred drydocking related to the vessel and the related carrying value of the intangible asset or liability (if any) with respect to the time charter attached to the vessel at its purchase. If the undiscounted projected net operating cash flows of the vessel group are less than its carrying amount, management proceeds to step two of the impairment assessment by comparing the vessel group’s carrying amount to its fair value, including any applicable charter, and an impairment loss is recorded equal to the difference between the vessel group’s carrying value and fair value. Fair value is determined with the assistance from valuations obtained from third party independent ship brokers.

The Company uses a number of assumptions in projecting its undiscounted net operating cash flows analysis including, among others, (i) revenue assumptions for charter rates on expiry of existing charters, which are based on forecast charter rates, where relevant, in the four years from the date of the impairment test and a reversion to the historical mean of time charter rates for each vessel thereafter (ii) off-hire days, which are based on actual off-hire statistics for the Company’s fleet (iii) operating costs, based on current levels escalated over time based on long term trends (iv) dry docking frequency, duration and cost  (v) estimated useful life, which is assessed as a total of 30 years from original delivery by the shipyard and (vi) scrap values.

Revenue assumptions are based on contracted charter rates up to the end of the existing contract of each vessel, and thereafter, estimated time charter rates for the remaining life of the vessel. The estimated time charter rate used for non-contracted revenue days of each vessel is considered a significant assumption. Recognizing that the container shipping industry is cyclical and subject to significant volatility based on factors beyond the Company’s control, management believes that using forecast charter rates in the four years from the date of the impairment assessment and a reversion to the historical mean of time charter rates thereafter, represents a reasonable benchmark for the estimated time charter rates for the non-contracted revenue days, and takes into account the volatility and cyclicality of the market.

Through the latter part of 2022, the Company noted that charter rates in the spot market had come under pressure and accordingly determined that events occurred and circumstances had changed, which indicated that potential impairment of the Company’s long-lived assets could exist. These indicators included continued volatility in the spot market and the related impact of the current container sector on management’s expectation for future revenues. As a result, step one of the impairment assessment of each of the vessel groups was performed as at December 31, 2022 and step two of the impairment analysis was required for one vessel group, as its undiscounted projected net operating cash flows did not exceed its carrying value. As a result, the Company recorded an impairment loss of $3,033 for one vessel asset group with a total aggregate carrying amount of $9,033 which was written down to its fair value of $6,000 (see note 4).

Through 2021, the Company evaluated the impact of current economic situation on the recoverability of all its vessel groups and determined that there was no triggering event and no impairment test was performed for the year ended December 31, 2021.

Through 2020, whilst charter rates in the spot market and asset values saw improvements, taking into account the seasonal as well as cyclical nature of the container shipping industry, the recovery was not considered to have been sufficiently sustained not to undertake a review for impairment for vessel groups where the carrying value as at December 31, 2020 might not be recoverable. As a result, step one of the impairment assessment of each of the vessel groups was performed as at December 31, 2020. As the undiscounted projected net operating cash flows of each of the vessel groups exceeded the carrying amount, step two of the impairment test was not required and there were no impairment charges as of December 31, 2020.

Two 1999-built, 2,200 TEU feeder ships, GSL Matisse and Utrillo, were sold on July 3, 2020 and July 20, 2020, respectively.  As of June 30, 2020, the vessels were immediately available for sale and qualified as assets held for sale. As of March 31, 2020, the Company had an expectation that the vessels would be sold before the end of their previously estimated useful life, and as a result performed an impairment test of the specific asset group. An impairment charge of $7,585 was recognized for the three months ended March 31, 2020 and an additional impairment charge of $912 had been recognized in the three months ended June 30, 2020.

2. Significant Accounting Policies (continued)

(m) Deferred financing costs

Costs incurred in connection with obtaining long-term debt and in obtaining amendments to existing facilities are recorded as deferred financing costs and are amortized to interest expense using the effective interest method over the estimated duration of the related debt. Such costs include fees paid to the lenders or on the lenders’ behalf and associated legal and other professional fees. Debt issuance costs, other than any up-front arrangement fee for revolving credit facilities, related to a recognized debt liability are presented as a direct deduction from the carrying amount of that debt.

(n) Preferred shares

The Series B Preferred Shares were originally issued in August 2014 and have been included within Equity in the Consolidated Balance Sheets since their initial issue in August 2014 and increased in 2019, 2020 and 2021 with the introduction of ATM program see note 16, and the dividends are presented as a reduction of Retained Earnings or addition to Accumulated Deficit in the Consolidated Statements of Changes in Shareholders’ Equity as their nature is similar to that of an equity instrument rather than a liability. Holders of these redeemable perpetual preferred shares, which may only be redeemed at the discretion of the Company, are entitled to receive a dividend equal to 8.75% on the original issue price, should such dividend be declared, and rank senior to the common shares with respect to dividend rights and rights upon liquidation, dissolution or winding up of the Company.

The 250,000 Series C Perpetual Convertible Preferred Shares (the “Series C Preferred Shares”) have been included within Equity in the Consolidated Balance Sheets, from their issue on November 15, 2018. The Series C Preferred Shares were convertible in certain circumstances to Class A common shares and they were entitled to a dividend only should such a dividend be declared on the Class A common shares. On January 20, 2021, upon the redemption in full of the 9.875% First Priority Secured Notes due 2022 (the “2022 Notes”), Series C Preferred shares converted to Class A common shares see note 16.

(o) Other comprehensive income

Other comprehensive income, which is reported in the Consolidated Statements of Changes in Shareholders’ Equity, consists of net income and other gains and losses affecting equity that, under U.S. GAAP, are excluded from net income. Under ASU 2011-05, an entity reporting comprehensive income in a single continuous financial statement shall present its components in two sections, net income and other comprehensive income. For year ended December 31, 2022 the Company recorded an unrealized gain on the interest rate caps, , amortization of interest rate cap premium and an amount reclassified to earnings of $31,221, $1,123 and ($1,091), respectively, reported as a component of other comprehensive income and presented in the Consolidated Statements of Comprehensive Income (see note 9). For year ended December 31, 2021, the Company recorded an unrealized gain on the interest rate caps of $227, $nil for amortization of interest rate cap premium and no amount reclassified to earnings.

(p) Revenue recognition and related expense

The Company charters out its vessels on time charters which involves placing a vessel at a charterer’s disposal for a specified period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Such charters are accounted for as operating leases and therefore revenue is recognized on a straight-line basis as the average revenues over the rental periods of such charter agreements, as service is performed. Cash received in excess of earned revenue is recorded as deferred revenue. If a time charter contains one or more consecutive option periods, then subject to the options being exercisable solely by the Company, the time charter revenue will be recognized on a straight-line basis over the total remaining life of the time charter, including any options which are more likely than not to be exercised. If a time charter is modified, including the agreement of a direct continuation at a different rate, the time charter revenue will be recognized on a straight-line basis over the total remaining life of the time charter from the date of modification. During the years ended December 31, 2022 and 2021, an amount of $10,899 and $15,869, respectively, has been recorded in time charter-revenues for such modifications and revenues recognized on a straight-line basis. Any difference between the charter rate invoiced and the time charter revenue recognized is classified as, or released from, deferred revenue. As of December 31, 2022, current and non-current portion from implementing the straight-line basis, amounting to $6,487 ($2,866 and $nil as for December 31, 2021 and 2020, respectively) and $21,144 ($14,010 and $nil as for December 31, 2021 and 2020, respectively), respectively, are presented in the Consolidated Balance Sheets in the line item “Prepaid expenses and other current assets” and “Other non-current assets”, respectively.

2. Significant Accounting Policies (continued)

(p) Revenue recognition and related expense (continued)

Revenues are recorded net of address commissions, which represent a discount provided directly to the charterer based on a fixed percentage of the agreed upon charter rate. Charter revenue received in advance which relates to the period after a balance sheet date is recorded as deferred revenue within current liabilities until the respective charter services are rendered.

Under time charter arrangements the Company, as owner, is responsible for all the operating expenses of the vessels, such as crew costs, insurance, repairs and maintenance, and such costs are expensed as incurred and are included in vessel operating expenses.

Commission paid to brokers to facilitate the agreement of a new charter are included in time charter and voyage expenses as are certain expenses related to a voyage, such as the costs of bunker fuel consumed when a vessel is off-hire or idle.

Leases: In cases of lease agreements where the Company acts as the lessee, the Company recognizes an operating lease asset and a corresponding lease liability on the Consolidated Balance Sheets. Following initial recognition and with regards to subsequent measurement the Company remeasures lease liability and right of use asset at each reporting date.

Leases where the Company acts as the lessor are classified as either operating or sales-type / direct financing leases.

In cases of lease agreements where the Company acts as the lessor under an operating lease, the Company keeps the underlying asset on the Consolidated Balance Sheets and continues to depreciate the assets over its useful life. In cases of lease agreements where the Company acts as the lessor under a sales-type / direct financing lease, the Company derecognizes the underlying asset and records a net investment in the lease. The Company acts as a lessor under operating leases in connection with all of its charter out - bareboat-out arrangements.

In cases of sale and leaseback transactions, if the transfer of the asset to the lessor does not qualify as a sale, then the transaction constitutes a failed sale and leaseback and is accounted for as a financial liability. For a sale to have occurred, the control of the asset would need to be transferred to the lessor, and the lessor would need to obtain substantially all the benefits from the use of the asset. During 2021, the Company has entered into six agreements which qualify as failed sale and leaseback transactions as the Company is required to repurchase the vessels at the end of the lease term and the Company has accounted for the six agreements as financing transactions.

The Company elected the practical expedient which allows the Company to treat the lease and non-lease components as a single lease component for the leases where the timing and pattern of transfer for the non-lease component and the associated lease component to the lessees are the same and the lease component, if accounted for separately, would be classified as an operating lease. The combined component is therefore accounted for as an operating lease under ASC 842, as the lease components are the predominant characteristics.

(q) Foreign currency transactions

The Company’s functional currency is the U.S. dollar as substantially all revenues and a majority of expenditures are denominated in U.S. dollars. Monetary assets and liabilities denominated in foreign currencies are translated at the rate of exchange at the balance sheet dates. Expenses paid in foreign currencies are recorded at the rate of exchange at the transaction date. Exchange gains and losses are included in the determination of net Income/(Loss).

(r) Share based compensation

The Company has awarded incentive stock units to its management and Directors as part of their compensation.

Using the graded vesting method of expensing the incentive stock unit grants, the weighted average fair value of the stock units is recognized as compensation costs in the Consolidated Statements of Income over the vesting period. The fair value of the incentive stock units for this purpose is calculated by multiplying the number of stock units by the fair value of the shares at the grant date. The Company has not factored any anticipated forfeiture into these calculations based on the limited number of participants.

2. Significant Accounting Policies (continued)

(s) Income taxes

The Company and its Marshall Island subsidiaries are exempt from taxation in the Marshall Islands. Otherwise, the Company’s vessels are liable for tax based on the tonnage of the vessel, under the regulations applicable to the country of incorporation of the vessel owning company, which is included within vessels’ operating expenses.

The Cyprus and Hong Kong subsidiaries are also liable for income tax on any interest income earned from non-shipping activity.

The Company has one subsidiary in the United Kingdom, where the principal rate of corporate income tax for 2022 is 19% (2021: 19% and 2020:19%). There has been no change to the applicable tax rate in the year. In the Spring Budget 2021, the UK government announced an increase in the main corporation tax rate from 19% to 25% with effect from 1 April 2023.

The Company recognizes uncertain tax positions only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based solely on the technical merits of the position.

(t) Dividends

Dividends are recorded in the period in which they are declared by the Company’s Board of Directors. Dividends to be paid are presented in the Consolidated Balance Sheets in the line item “Accrued Liabilities”.

(u) Earnings per share

Basic earnings per common share are based on income available to common shareholders divided by the weighted average number of common shares outstanding during the period, excluding unvested restricted stock units. Diluted income per common share are calculated by applying the treasury stock method. All unvested restricted stock units that have a dilutive effect are included in the calculation. The basic and diluted earnings per share for the period are presented for each category of participating common shares under the two-class method.

(v) Risks Associated with Concentration

The Company is exposed to certain concentration risks that may adversely affect the Company’s financial position in the near term:

(i)	The Company derives its revenue from liner companies which are exposed to the cyclicality of the container shipping industry.
(ii)

There is a minimum concentration of credit risk with respect to cash and cash equivalents at December 31, 2022, to the extent that substantially all of the amounts are deposited with nine banks (2021: ten banks). The Company believes this risk is remote as the banks are high credit quality financial institutions.

(w) Segment Reporting

The Company reports financial information and evaluates its operations by charter revenues and not by the length of ship employment for its customers. The Company does not use discrete financial information to evaluate operating results for each type of charter. Management does not identify expenses, profitability or other financial information by charter type. As a result, management reviews operating results solely by revenue per day and operating results of the fleet and thus the Company has determined that it operates under one reportable segment.

2. Significant Accounting Policies (continued)

(x) Fair Value Measurement and Financial Instruments

Financial instruments carried on the Consolidated Balance Sheets include cash and cash equivalents, restricted cash, time deposits, trade receivables and payables, other receivables and other liabilities and long-term debt. The particular recognition methods applicable to each class of financial instrument are disclosed in the applicable significant policy description of each item or included below as applicable.

Fair value measurement: Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. The hierarchy is broken down into three levels based on the observability of inputs as follows:

Level 1 – Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 – Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Through the latter part of 2022, the Company noted that charter rates in the spot market had come under pressure and accordingly determined that events occurred and circumstances had changed, which indicated that potential impairment of the Company’s long-lived assets could exist. These indicators included continued volatility in the spot market and the related impact of the current container sector on management’s expectation for future revenues. As a result, step one of the impairment assessment of each of the vessel groups was performed as at December 31, 2022 and step two of the impairment analysis was required for one vessel group, as its undiscounted projected net operating cash flows did not exceed its carrying value. As a result, the Company recorded an impairment loss of $3,033 for one vessel asset group with a total aggregate carrying amount of $9,033 which was written down to its fair value of $6,000.

During 2020, two of the Company’s vessel groups with a total aggregate carrying amount of $15,585 were written down to their fair value resulting in a non-cash impairment charge of $8,497 which was allocated to the respective vessels’ carrying values. Total impairment charge of $8,497 was included in the Consolidated Statements of Income for the year ended December 31, 2020. The estimated fair value, measured on a non-recurring basis, of the Company’s relevant three vessel groups that are held and used is calculated with the assistance of valuation obtained by third party independent ship brokers. Therefore, the Company has categorized the fair value of these vessels as Level II in the fair value hierarchy.

In December 2021, the Company purchased interest rate caps with an aggregate notional amount of $484.1 million, which amortizes over time as the Company’s outstanding debt balances decline. In February 2022, the Company further hedged its exposure by putting in place two USD one-month LIBOR interest rate caps of 0.75% through fourth quarter 2026, on $507.9 million of its floating rate debt. The second interest rate cap was not designated as a cash flow hedge and therefore the positive fair value adjustment of $9,685 as at December 31, 2022 was recorded through Consolidated Statements of Income ($nil for December 31, 2021 and 2020). ASC 815-20-25-13a stipulates that an entity may designate either all or certain future interest payments on variable-rate debt as the hedged exposure in a cash flow hedge relationship. The Company is designating certain future interest payments on its outstanding variable-rate debt as the hedged item in this relationship. Under ASC 815-20-25-106e, “for cash flow hedges of the interest payments on only a portion of the principal amount of the interest-bearing asset or liability, the notional amount of the interest rate cap designated as the hedging instrument matches the principal amount of the portion of the asset or liability on which the hedged interest payments are based”. In this case, the Company has designated only a portion of its outstanding debt (initially, $253.9 million) as the hedged item, and any interest payments beyond the notional amount of the interest rate cap in any given period are not designated as being hedged. The Company assesses the effectiveness of the hedges on an ongoing basis. The amounts included in accumulated other comprehensive income will be reclassified to interest expense should the hedge no longer be considered effective.

2. Significant Accounting Policies (continued)

(x) Fair Value Measurement and Financial Instruments (continued)

As of December 31, 2022, following a quantitative assessment, part of the hedge was no longer considered effective and an amount of $1,091 was reclassified from other comprehensive income to the Consolidated Statements of Income.

The objective of the hedges is to reduce the variability of cash flows associated with the interest rates relating to the Company’s variable rate borrowings. When derivatives are used, the Company is exposed to credit loss in the event of non-performance by the counterparties; however, non-performance is not anticipated. ASC 815, Derivatives and Hedging, requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the balance sheet. The fair values of the interest rate derivatives are based on quoted market prices for similar instruments from commercial banks (based on significant observable inputs – Level 2 inputs). As of December 31, 2022 and 2021, the Company recorded a derivative asset of $63,503 and $7,227, respectively (see note 9).

Financial Risk Management: The Company activities expose it to a variety of financial risks including fluctuations in, time charter rates, credit and interest rates risk. Risk management is carried out under policies approved by executive management. Guidelines are established for overall risk management, as well as specific areas of operations.

Credit risk: The Company closely monitors its credit exposure to customers and counter-parties for credit risk. The Company has entered into commercial management agreement with Conchart Commercial Inc. (“Conchart”), pursuant to which Conchart has agreed to provide commercial management services to the Company, including the negotiation, on behalf of the Company, of vessel employment contracts (see note 14). Conchart has policies in place to ensure that it trades with customers and counterparties with an appropriate credit history.

Financial instruments that potentially subject the Company to concentrations of credit risk are accounts receivable and cash and cash equivalents and time deposits. The Company does not believe its exposure to credit risk is likely to have a material adverse effect on its financial position, results of operations or cash flows.

Liquidity Risk: Prudent liquidity risk management implies maintaining sufficient cash and marketable securities, the availability of funding through an adequate amount of committed credit facilities and the ability to close out market positions. The Company monitors cash balances appropriately to meet working capital needs.

Foreign Exchange Risk: Foreign currency transactions are translated into the measurement currency rates prevailing at the dates of transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies are recognized in the Consolidated Statements of Income.

(y) Derivative instruments

The Company is exposed to interest rate risk relating to its variable rate borrowings. In December 2021, the Company purchased interest rate caps with an aggregate notional amount of $484.1 million (“December 2021 hedging”), which amount reduces over time as the Company’s outstanding debt balances amortize. The objective of the hedges is to reduce the variability of cash flows associated with the interest relating to its variable rate borrowings.

At the inception of the transaction, the Company documents the relationship between hedging instruments and hedged items, as well as its risk management objective and the strategy for undertaking various hedging transactions. The Company also documents its assessment, both at the hedge inception and on an ongoing basis, of whether the derivative financial instruments that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.

This transaction is designated as a cash flow hedge, and under ASU 2017-12, cash flow hedge accounting allows all changes in fair value to be recorded through Other Comprehensive Income once hedge effectiveness has been established. Under ASC 815-30-35-38, amounts in accumulated other comprehensive income shall be reclassified into earnings in the same period or periods during which the hedged forecasted transaction affects earnings (i.e., each quarter) and shall be presented in the same income statement line item as the earnings effect of the hedged item in accordance with paragraph 815-20-45-1A.

2. Significant Accounting Policies (continued)

(y) Derivative instruments (continued)

The premium paid related to this derivative was classified in the Consolidated Statements of Cash Flows as operating activities in the line item “Derivative asset”. The premium shall be amortized into earnings “on a systematic and rational basis over the period in which the hedged transaction affects earnings” (ASC 815-30-35-41A); that is, the Company will expense the premium over the life of the interest rate cap in accordance with the “caplet method,” as described in Derivatives Implementation Group (DIG) Issue G20. DIG Issue G20 dictates that the cost of the interest rate cap is recognized on earnings over time, based on the value of each periodic caplet. The cost per period will change as the caplet for that period changes in value. Given that the interest rate cap is forward-starting, expensing of the premium will not begin until the effective start date of the interest rate cap, in order to match potential cap revenue with the cap expenses in the period in which they are incurred.

In February 2022, the Company further purchased two interest rate caps with an aggregate notional amount of $507.9 million. The first interest rate cap of $253.9 million which has been designated as a cash flow hedge, has the same accounting treatment as described above for the December 2021 hedging. The second interest rate cap was not designated as a cash flow hedge and therefore the positive fair value adjustment of $9,685 as at December 31, 2022 was recorded through Consolidated Statements of Income ($nil for December 31, 2021 and 2020). ASC 815-20-25-13a stipulates that an entity may designate either all or certain future interest payments on variable-rate debt as the hedged exposure in a cash flow hedge relationship. In this case, the Company has designated only a portion of its outstanding debt (initially, $253.9 million) as the hedged item, and any interest payments beyond the notional amount of the interest rate cap in any given period are not designated as being hedged (see note 9).

The amounts included in accumulated other comprehensive income will be reclassified to interest expense should the hedge no longer be considered effective. The Company assesses the effectiveness of the hedges on an ongoing basis. As of December 31, 2022, following a quantitative assessment, part of the hedge was no longer considered effective and an amount of $1,091 was reclassified from other comprehensive income to the Consolidated Statements of Income.

(z) Recently issued accounting standards

The Company does not believe that any recently issued, but not yet effective, accounting pronouncements would have a material impact on its consolidated financial statements.